UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2014

Date of reporting period: December 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

85th Annual Report

December 31, 2014

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund increased 5.6% during the fourth quarter of 2014 compared to the Standard and Poor’s 500 Index which grew 4.9% and the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which returned 1.9% over the same period. For the twelve months ended December 31, 2014, CGM Mutual Fund increased 5.3%, the S&P 500 Index returned 13.7% and the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index rose 6.4%.

The Year in Review and Economic Outlook

After a strong finish to 2013, the economy entered the new year tentatively with some weakening of vital measures. Notable among them was the Institute of Supply Management’s (ISM) manufacturing index which fell 5.2 points in January 2014 to 51.3, the largest one month decline in the index since May 2011. New orders for durable goods also declined in January and a two month spate of severe weather over much of the country contributed to a 2.9% decline in Gross Domestic Product (GDP) in the first quarter of the year. Fortunately the meteorological situation improved by March nudging the economic recovery back on track and boosting the Conference Board’s consumer confidence index from 78.3 in February to 82.3 in March.

Economic news continued to improve in the second quarter of the year with employment numbers jumping from 192,000 new hires in March to 288,000 in April and 217,000 in May. Recessionary fears that surfaced at the beginning of the year were laid to rest and in May, existing home sales rose by 4.9% while sales of new homes jumped 18.6%. Auto sales roared ahead in May at an annual rate of 16.7 million, the highest since February of 2007. In spite of geopolitical uncertainty in the Middle East and conflict in the Ukraine which drove the price of West Texas Crude Oil up over $107 a barrel, the S&P 500 Index celebrated the strengthening economy and climbed 5.2% from April 1 through June 30, 2014.

The business climate continued to improve in the third quarter of the year, particularly on the employment front and in the housing market. Housing starts rose 15.7% in July and single family home sales rose 8.3% from June. Economic recovery continued to outweigh adverse political events in Russia, the Ukraine, Syria, Iraq and Israel and the stock market, as measured by the S&P 500 Index, posted a gain of 3.8% in August, the largest monthly gain since 2000. Third quarter real GDP (released later in the year) was a whopping 5% which more than offset the weak first quarter of the year.

Auto sales and employment numbers continued to climb in the fourth quarter and in November, U.S. manufacturing output rose 1.1% to a new all-time high, handily surpassing its pre-recession peak reached in December 2007. The major story leading into the end of the year, however, was the dramatic drop in the price of oil. On June 20, oil was $107.52 per barrel. By year-end, the price was more than halved to $53.46. There seem to be a number of factors responsible for this decline, though we believe the economic slowdown in China as well as in Europe combined with increased domestic supply are large contributors. The net effect of lower gasoline and heating oil prices is extra cash to spend in American consumer pockets. Oil companies and allied businesses are expected, of necessity, to reduce capital spending, but we believe the consumer benefit will outweigh the business cutbacks.

The uncertainty surrounding the price of oil and the effects of its precipitous decline may encourage investors, particularly foreign investors, to purchase U.S. Treasury bonds in a “flight to safety” which tends to drive bond yields down. The yield on the ten-year Treasury bond was 3.03% at the beginning of 2014, declined to 2.53% in June, dropped to 2.07% earlier in December and closed the year at 2.17%. The Federal Reserve Board met in mid-December

1

CGM MUTUAL FUND

and acknowledged the improving economy over the past year, but promised patience in raising interest rates—a message that sparked a rally in the equity market to end the year.

Portfolio Strategy

The CGM Mutual Fund portfolio was positioned for a robust and growing domestic economy and rising U.S. interest rates in 2014. While the U.S. economy strengthened during the year, it was at a slower pace than we projected. Additionally, concerns about Russia’s finances, the fragile European economy, a possible slowdown in China and, as mentioned earlier, markedly lower oil prices, generated unexpected demand for U.S. Treasuries which, in turn, propelled long term U.S. interest rates lower.

Homebuilding stocks (housing and building materials), the largest concentration in the portfolio, performed well in response to strong corporate earnings growth, but appreciated less than market averages, reflecting a slower-than-normal cyclical recovery in the home construction industry.

The Fund realized significant gains in retailing, semiconductor, airline and biotechnology companies and a large loss in the direct marketing industry.

The fixed income section of the CGM Mutual Fund portfolio fluctuated between 25% and 29% of total Fund assets during the year. Throughout 2014, it was invested exclusively in short-term Treasury notes in anticipation of rising interest rates that did not materialize.

On December 31, 2014, CGM Mutual Fund was 27.1% invested in U.S. Treasury securities. The three largest industry positions in the equity portion of the portfolio were in housing and building materials, money center banks, and vehicle assembly companies. The Fund’s three largest equity holdings were D.R. Horton, Inc. (housing and building materials), Lennar Corporation (housing and building materials) and Morgan Stanley (money center bank).

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2015

2

Comparisons of the change in value of a $10,000 investment in CGM Mutual Fund, the S&P 500 Index, and the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index

(assuming reinvestment of dividends and capital gains)

$25,000
20,000
15,000
10,000
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
$20,939
$19,967
$15,961

Average Annual Total Returns through 12/31/14

	1 Year	5 Year	10 Year
CGM Mutual Fund	5.3%	7.5%	7.2%
S&P 500 Index	13.7%	15.4%	7.7%
BOA Merrill Lynch U.S. Corp Govt & Mortgage Bond Index	6.4%	4.5%	4.8%

Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM MUTUAL FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner was at Loomis, Sayles & Company where he managed the Fund, then known as Loomis Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Realty Fund and CGM Focus Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Returns for Periods Ended

December 31, 2014

	CGM Mutual Fund
10 Years	+	99.6%
5 Years	+	43.3
1 Year	+	5.3
3 Months	+	5.6

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

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CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2014

COMMON STOCKS
Industry	Percent of Net Assets
Housing and Building Materials	19.8%
Banks - Money Center	17.6
Vehicle Assembly	10.0
Leisure	6.3
Airlines	6.2
Retail	5.6
Electronic Components	3.8
Financial Services - Miscellaneous	2.0
Home Products	0.9
BONDS
Industry
United States Treasury	27.1

SCHEDULE OF INVESTMENTS as of December 31, 2014

COMMON STOCKS — 72.2% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines – 6.2%
American Airlines Group Inc.	205,000	$ 10,994,150
Delta Air Lines, Inc.	70,000	3,443,300
United Continental Holdings, Inc. (b)	200,000	13,378,000
		27,815,450
Banks - Money Center – 17.6%
Bank of America Corporation	930,000	16,637,700
Citigroup Inc.	500,000	27,055,000
Morgan Stanley	710,000	27,548,000
The Goldman Sachs Group, Inc.	40,000	7,753,200
		78,993,900
Electronic Components – 3.8%
Avago Technologies Limited	50,000	5,029,500
Micron Technology, Inc. (b)	136,500	4,778,865
Skyworks Solutions, Inc.	100,000	7,271,000
		17,079,365
Financial Services - Miscellaneous – 2.0%
The Charles Schwab Corporation	300,000	9,057,000

Home Products – 0.9%
Whirlpool Corporation	20,000	3,874,800

See accompanying notes to financial statements.

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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2014 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)
Housing and Building Materials – 19.8%
D.R. Horton, Inc.	1,260,000	$ 31,865,400
Lennar Corporation	700,000	31,367,000
Toll Brothers, Inc. (b)	750,000	25,702,500
		88,934,900
Leisure – 6.3%
Carnival Corporation	130,000	5,892,900
Polaris Industries Inc.	149,000	22,534,760
		28,427,660
Retail – 5.6%
Signet Jewelers Limited	190,000	24,998,300

Vehicle Assembly – 10.0%
Fiat Chrysler Automobiles N.V. (b)	1,690,000	19,570,200
Ford Motor Company	1,300,000	20,150,000
General Motors Company	140,000	4,887,400
		44,607,600

TOTAL COMMON STOCKS (Identiﬁed cost $292,147,006)		323,788,975

BONDS — 27.1% OF TOTAL NET ASSETS	Face Amount
United States Treasury – 27.1%
United States Treasury Notes, 0.250%, 03/31/2015	$ 27,500,000	27,509,680
United States Treasury Notes, 0.250%, 11/30/2015	15,000,000	15,000,000
United States Treasury Notes, 0.375%, 08/31/2015	11,000,000	11,014,608
United States Treasury Notes, 0.375%, 05/31/2016	14,500,000	14,490,938
United States Treasury Notes, 0.375%, 10/31/2016	54,000,000	53,776,386
TOTAL BONDS (Identiﬁed cost $121,837,476)		121,791,612

SHORT-TERM INVESTMENT — 1.1% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.00% to be repurchased at $4,945,000 on 01/02/2015 collateralized by $3,395,000 US Treasury Note, 6.125% due 08/15/2029
valued at $5,050,063 including interest. (Cost $4,945,000)	4,945,000	4,945,000
TOTAL INVESTMENTS — 100.4% (Identiﬁed cost $418,929,482)		450,525,587
Cash and receivables		9,938,297
Liabilities		(11,899,866)
TOTAL NET ASSETS — 100.0%		$ 448,564,018

(a)	See note 2A.
(b)	Non-income producing security.

See accompanying notes to financial statements.

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CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

Assets
Investments at value (Identiﬁed cost $418,929,482)		$450,525,587
Cash		1,550
Receivable for:
Securities sold	$9,841,386
Shares of the Fund sold	13,989
Dividends and interest	81,372	9,936,747
Total assets		460,463,884
Liabilities
Payable for:
Securities purchased	7,827,907
Shares of the Fund redeemed	409,462
Distributions declared	3,152,605	11,389,974
Accrued expenses:
Management fees	343,535
Trustees’ fees	18,163
Accounting, administration and compliance expenses	20,472
Transfer agent fees	59,647
Other expenses	68,075	509,892
Total liabilities		11,899,866
Net Assets		$448,564,018

Net assets consist of:
Capital paid-in		$416,967,913
Net unrealized appreciation on investments		31,596,105
Net Assets		$448,564,018

Shares of beneﬁcial interest outstanding, no par value		14,800,432

Net asset value per share*		$30.31

*   Shares of the Fund are sold and redeemed at net asset value ($448,564,018/14,800,432).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2014

Investment Income
Income:
Dividends (net of withholding tax $5,700)	$ 2,235,640
Interest	317,809
2,553,449

Expenses:
Management fees	4,051,151
Trustees’ fees	72,741
Accounting, administration and compliance expenses	245,668
Custodian fees and expenses	84,556
Transfer agent fees	382,425
Audit and tax services	46,875
Legal	45,144
Printing	67,451
Registration fees	26,206
Miscellaneous expenses	6,627
5,028,844
Net investment loss	(2,475,395)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	50,611,927
Net change in unrealized depreciation on investments	(25,747,771)
Net realized and unrealized gains on investments	24,864,156

Change in Net Assets from Operations	$22,388,761

See accompanying notes to financial statements.

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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
From Operations
Net investment loss	$ (2,475,395)	$ (1,345,891)
Net realized gains on investments	50,611,927	59,922,061
Net change in unrealized appreciation (depreciation) on investments	(25,747,771)	29,594,735
Change in net assets from operations	22,388,761	88,170,905

From Distributions to Shareholders
Net short-term realized capital gains on investments	(20,965,328)	(22,542,416)
Net long-term realized capital gains on investments	(26,440,349)	(8,509,204)
	(47,405,677)	(31,051,620)
From Capital Share Transactions
Proceeds from sale of shares	3,676,277	4,349,858
Net asset value of shares issued in connection with reinvestment of:
Distributions from net short-term realized capital gains on investments	19,569,727	20,983,671
Distributions from net long-term realized capital gains on investments	24,683,345	7,925,249
	47,929,349	33,258,778
Cost of shares redeemed	(51,536,233)	(53,868,949)
Change in net assets derived from capital share transactions	(3,606,884)	(20,610,171)
Total change in net assets	(28,623,800)	36,509,114

Net Assets
Beginning of period	477,187,818	440,678,704
End of period	$ 448,564,018	$ 477,187,818

Number of Shares of the Fund:
Issued from sale of shares	115,740	138,666
Issued in connection with reinvestment of:
Distributions from net short-term realized capital gains on investments	645,652	652,445
Distributions from net long-term realized capital gains on investments	814,363	246,432
	1,575,755	1,037,543
Redeemed	(1,612,564)	(1,706,675)
Net change	(36,809)	(669,132)

See accompanying notes to financial statements.

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CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2014	2013	2012	2011	2010
For a share of the Fund outstanding
throughout each period:
Net asset value at beginning of period	$ 32.16	$ 28.42	$ 24.42	$ 29.46	$ 25.64
Net investment income (loss) (a)	(0.17)	(0.09)	0.09	0.05	0.25
Net realized and unrealized gains (losses) on
investments and foreign currency transactions	1.87	6.06	4.01	(5.04)	3.82
Total from investment operations	1.70	5.97	4.10	(4.99)	4.07

Dividends from net investment income	—	—	(0.10)	(0.05)	(0.25)
Distribution from net short-term realized gains	(1.57)	(1.62)	—	—	—
Distribution from net long-term realized gains	(1.98)	(0.61)	—	—	—
Total distributions	(3.55)	(2.23)	(0.10)	(0.05)	(0.25)

Net increase (decrease) in net asset value	(1.85)	3.74	4.00	(5.04)	3.82
Net asset value at end of period	$ 30.31	$ 32.16	$ 28.42	$ 24.42	$ 29.46

Total return (%)	5.3	21.0	16.8	(16.9)	16.0

Ratios:
Operating expenses to average net assets (%)	1.12	1.11	1.12	1.09	1.08
Net investment income (loss) to average
net assets (%)	(0.55)	(0.29)	0.35	0.17	0.96
Portfolio turnover (%)	301	374	325	404	342
Net assets at end of period (in thousands) ($)	448,564	477,188	440,679	434,031	593,391

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.

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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2014

1.      Organization — CGM Mutual Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

2.      Significant accounting policies — Management has evaluated the events and transactions from December 31, 2014 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Investment in Securities-Assets

Common Stocks*	$ 323,788,975	$ —	$ —

Debt Securities
United States Treasury Notes	—	121,791,612	—
Repurchase Agreement	—	4,945,000	—
Total	$ 323,788,975	$126,736,612	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable.

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary	Long-term	Appreciation/
Income	Capital Gains	(Depreciation)
$ —	$ —	$31,596,105

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2014 was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Identified Cost	Appreciation	Depreciation	Appreciation
$418,929,482	$32,375,633	$(779,528)	$31,596,105

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2014 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2014 and 2013 were as follows:

	Ordinary	Long-term
Year	Income	Capital Gains	Total
2014	$20,965,328	$26,440,349	$47,405,677
2013	$22,542,416	$ 8,509,204	$31,051,620

E.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

G.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2014, the Fund had an investment in a repurchase agreement with a gross value of $4,945,000 on the Statement of Assets and Liabilities which was not offset. The value of the related collateral consisting of cash and/or securities of $5,050,063 exceeded the value of the repurchase agreement at December 31, 2014 by $105,063.

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.      Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

4.      Purchases and sales of securities — For the period ended December 31, 2014, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $1,279,912,922 and $1,325,972,616, respectively. For long-term government obligations, there were $73,331,387 of purchases and $43,628,555 of sales.

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

5.      Fees and expenses

A.

Management fees — During the period ended December 31, 2014, the Fund incurred management fees of $4,051,151, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $245,668 for the period ended December 31, 2014, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $192,806 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2014, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

14

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the CGM Mutual Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments in securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the CGM Mutual Fund (the “Fund”) at
December 31, 2014 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2015

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2014 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website,
www.sec.gov or by calling 800-345-4048.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2014

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund hereby designates $26,851,800 as capital gain dividend for the taxable year ended December 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

For taxable non-corporate shareholders, 7.2% of the 2014 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.

For corporate shareholders, 8.7% of the 2014 ordinary dividend qualifies for the dividends-received deduction.

16

CGM MUTUAL FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2014 to December 31, 2014.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/14	12/31/14	07/01/14 – 12/31/14
Actual	$1,000.00	$1,041.85	$5.75
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.57	$5.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

17

CGM MUTUAL FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 74		Controlling owner of Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM;	3
age 82		Non-voting owner of Kenbob, Inc.
		(general partner of CGM)

Leslie A. Lake*	Trustee since 2013	Vice President and Secretary of CGM	3
age 69		Trust (since 1992); Employee – Office
		Administrator, CGM

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 74		Secrest & Emery LLP (law firm); formerly
		Executive Vice President and Chief
		Operating Officer, The Glenmede Trust
		Company (from 1990 to 1993); formerly
		Senior Vice President, J.P. Morgan Chase
		Bank (from 1981 to 1990); formerly Trustee, TT
		International U.S.A. Master and Feeder
		Trusts (four mutual funds) (from 2000 to 2005)

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 65		LLC (since 2003); formerly Vice President
		and Chief Operating Officer, Fixed Income
		Management, Loomis, Sayles & Company, L.P.
		(from 1999 to 2002); formerly Director, Loomis,
		Sayles & Company, L.P. (from 1993 to 2001)

18

CGM MUTUAL FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief Investment	3
age 66		Officer (since 2008), Director (since 2006),
		Managing Partner (2006 to 2008), Stratton
		Management Company (investment
		management); formerly Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 68

Officers
Ken Heebner*	Vice President since	Co-founder and Employee, CGM;	3
age 74	1990	Controlling owner of Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since 1990	Co-founder and Employee, CGM;	3
age 82		Non-voting owner of Kenbob, Inc.
		(general partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal Counsel, CGM	3
age 45	Officer since 2004

Kathleen S. Haughton*	Vice President since	Employee – Investor Services Division,	3
age 54	1992 and Anti-	CGM
Address:	Money Laundering
38 Newbury St., 8th Fl.,	Compliance Officer
Boston, MA 02116	since 2002

Jem A. Hudgins*	Treasurer since 2004	Employee – CGM	3
age 51

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 69	Secretary since 1992

Martha I. Maguire*	Vice President since	Employee – Funds Marketing, CGM	3
age 59	1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 35	President since 2011

Kevin Ure*	Vice President since	Employee – Accounts Admin,	3
age 43	2013	Operations, CGM

Tony Figueiredo*	Vice President since	Employee – Investor Services Division,	3
age 54	2013	CGM
Address:
38 Newbury St., 8th Fl.,
Boston, MA 02116

Deidra Hewardt*	Assistant Treasurer	Employee – CGM	3
age 42	since 2014
Address:
38 Newbury St., 8th Fl.,
Boston, MA 02116

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures and Status

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the

Fund and is not authorized for distribution to current or

prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR14

Printed in U.S.A.

CGM

Realty Fund

21st Annual Report

December 31, 2014

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund increased 13.7% during the fourth quarter of 2014 compared to the Standard and Poor’s 500 Index which grew 4.9% and the FTSE NAREIT Equity REITs Index which returned 14.2% over the same period. For the twelve months ended December 31, 2014, CGM Realty Fund increased 21.8%, the S&P 500 Index grew 13.7% and the FTSE NAREIT Equity REITs Index returned 30.1%.

The Year in Review and Economic Outlook

After a strong finish to 2013, the economy entered the new year tentatively with some weakening of vital measures. Notable among them was the Institute of Supply Management’s (ISM) manufacturing index which fell 5.2 points in January 2014 to 51.3, the largest one month decline in the index since May 2011. New orders for durable goods also declined in January and a two month spate of severe weather over much of the country contributed to a 2.9% decline in Gross Domestic Product (GDP) in the first quarter of the year. Fortunately the meteorological situation improved by March nudging the economic recovery back on track and boosting the Conference Board’s consumer confidence index from 78.3 in February to 82.3 in March.

Economic news continued to improve in the second quarter of the year with employment numbers jumping from 192,000 new hires in March to 288,000 in April and 217,000 in May. Recessionary fears that surfaced at the beginning of the year were laid to rest and in May, existing home sales rose by 4.9% while sales of new homes jumped 18.6%. Auto sales roared ahead in May at an annual rate of 16.7 million, the highest since February of 2007. In spite of geopolitical uncertainty in the Middle East and conflict in the Ukraine which drove the price of West Texas Crude Oil up over $107 a barrel, the S&P 500 Index celebrated the strengthening economy and climbed 5.2% from April 1 through June 30, 2014.

The business climate continued to improve in the third quarter of the year, particularly on the employment front and in the housing market. Housing starts rose 15.7% in July and single family home sales rose 8.3% from June. Economic recovery continued to outweigh adverse political events in Russia, the Ukraine, Syria, Iraq and Israel and the stock market, as measured by the S&P 500 Index, posted a gain of 3.8% in August, the largest monthly gain since 2000. Third quarter real GDP (released later in the year) was a whopping 5% which more than offset the weak first quarter of the year.

Auto sales and employment numbers continued to climb in the fourth quarter and in November, U.S. manufacturing output rose 1.1% to a new all-time high, handily surpassing its pre-recession peak reached in December 2007. The major story leading into the end of the year, however, was the dramatic drop in the price of oil. On June 20, oil was $107.52 per barrel. By year-end, the price was more than halved to $53.46. There seem to be a number of factors responsible for this decline, though we believe the economic slowdown in China as well as in Europe combined with increased domestic supply are large contributors. The net effect of lower gasoline and heating oil prices is extra cash to spend in American consumer pockets. Oil companies and allied businesses are expected, of necessity, to reduce capital spending, but we believe the consumer benefit will outweigh the business cutbacks.

The uncertainty surrounding the price of oil and the effects of its precipitous decline may encourage investors, particularly foreign investors, to purchase U.S. Treasury bonds in a “flight to safety” which tends to drive bond yields down. The yield on the ten-year Treasury bond was 3.03% at the beginning of 2014, declined to 2.53% in June, dropped to 2.07% earlier in December and closed the year at 2.17%. The Federal Reserve Board met in mid-December

1

CGM REALTY FUND

and acknowledged the improving economy over the past year, but promised patience in raising interest rates—a message that sparked a rally in the equity market to end the year.

Portfolio Strategy

Throughout much of 2014, the CGM Realty Fund portfolio was concentrated in real estate sectors we believed would profit from very strong economic growth, including hotel REITs, storage REITs and homebuilding (housing and building materials) companies. The Fund also owned several money center bank stocks which, we felt, were poised to benefit from rising interest rates that did not materialize.

Nonetheless, the significant drop in interest rates during the year worked mostly with and only slightly against Fund performance. REITs by and large reveled in the rate decline and the FTSE NARIET Equity REITs index soared to a 30.1% year-end close. Our money center bank and homebuilding stocks lagged REIT performance somewhat compromising our return relative to the real estate fund universe. Hotel REITs, storage REITs and a commercial real estate broker contributed the largest gains to the Fund in 2014.

CGM Realty Fund was approximately 50.8% invested in REITs on December 31, 2014, including 45.8% in lodging and resorts REITs and 5.0% in infrastructure REITs. The Fund also held significant industry positions in housing and building materials, money center banks and real estate services. The Fund’s largest holdings were RLJ Lodging Trust (lodging and resorts REIT), Jones Lang LaSalle Incorporated (real estate services) and Lennar Corporation (housing and building materials).

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2015

2

Comparisons of the change in value of a $10,000 investment in CGM Realty Fund, the S&P 500 Index, and the FTSE NAREIT Equity REITs Index

(assuming reinvestment of dividends and capital gains)

$40,000
30,000
20,000
10,000
$30,469
$22,206
$20,939
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014

Average Annual Total Returns through 12/31/14

	1 Year	5 Year	10 Year
CGM Realty Fund	21.8%	14.1%	11.8%
S&P 500 Index	13.7%	15.4%	7.7%
FTSE NAREIT Equity REITs Index	30.1%	16.9%	8.3%

Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM REALTY FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Returns for Periods Ended

December 31, 2014

	CGM Realty Fund
10 Years	+	204.7%
5 Years	+	93.7
1 Year	+	21.8
3 Months	+	13.7

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2014

COMMON STOCKS
Real Estate Investment Trusts	Percent of Net Assets
Lodging and Resorts	45.8%
Infrastructure	5.0
Other Common Stocks
Housing and Building Materials	19.7
Banks - Money Center	15.2
Real Estate Services	13.5

SCHEDULE OF INVESTMENTS as of December 31, 2014

COMMON STOCKS – 99.2% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS – 50.8%	Shares	Value(a)

Infrastructure – 5.0%
American Tower Corporation	630,000	$ 62,275,500

Lodging and Resorts – 45.8%
Ashford Hospitality Trust, Inc.	995,000	10,427,600
Chesapeake Lodging Trust	1,299,900	48,369,279
DiamondRock Hospitality Company	4,060,000	60,372,200
Host Hotels & Resorts, Inc.	2,700,490	64,190,647
LaSalle Hotel Properties	1,715,000	69,406,050
Pebblebrook Hotel Trust	1,465,000	66,847,950
RLJ Lodging Trust	3,194,000	107,094,820
Ryman Hospitality Properties, Inc.	1,280,100	67,512,474
Strategic Hotels & Resorts, Inc. (b)	4,480,000	59,270,400
Summit Hotel Properties, Inc.	1,299,000	16,159,560
		569,650,980
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $493,067,179)		631,926,480

See accompanying notes to financial statements.

4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2014 (continued)

COMMON STOCKS (continued)

OTHER COMMON STOCKS – 48.4%

	Shares	Value(a)

Banks - Money Center – 15.2%
Bank of America Corporation	2,000,000	$ 35,780,000
Citigroup Inc.	1,290,000	69,801,900
Morgan Stanley	2,150,000	83,420,000
		189,001,900
Housing and Building Materials – 19.7%
D.R. Horton, Inc.	2,850,000	72,076,500
Lennar Corporation	1,870,000	83,794,700
NVR, Inc. (b)	16,000	20,405,280
Toll Brothers, Inc. (b)	2,020,000	69,225,400
		245,501,880
Real Estate Services – 13.5%
CBRE Group, Inc. (b)	1,945,000	66,616,250
Jones Lang LaSalle Incorporated	680,000	101,952,400
		168,568,650

TOTAL OTHER COMMON STOCKS (Identified cost $499,461,765)		603,072,430

TOTAL COMMON STOCKS (Identified cost $992,528,944)		1,234,998,910

SHORT-TERM INVESTMENT — 2.7% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.00% to be repurchased at $33,330,000 on 01/02/2015 collateralized by $34,735,000 US Treasury Note, 1.625% due 08/15/2022 valued at $33,996,881 including interest. (Cost $33,330,000)	$33,330,000	33,330,000

TOTAL INVESTMENTS — 101.9% (Identiﬁed cost $1,025,858,944)		1,268,328,910
Cash and receivables		7,812,837
Liabilities		(31,462,883)
TOTAL NET ASSETS — 100.0%		$1,244,678,864

(a)	See Note 2A.
(b)	Non-income producing security.

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

Assets
Investments at value: (Identified cost $1,025,858,944)		$1,268,328,910
Cash		4,887
Receivable for:
Securities sold	$ 2,326,793
Shares of the Fund sold	967,380
Dividends and interest	4,513,777	7,807,950
Total assets		1,276,141,747
Liabilities
Payable for:
Shares of the Fund redeemed	5,944,770
Distributions declared	24,433,657	30,378,427
Accrued expenses:
Management fees	847,139
Trustees’ fees	28,272
Accounting, administration and compliance expenses	39,668
Transfer agent fees	73,696
Other expenses	95,681	1,084,456
Total liabilities		31,462,883
Net Assets		$1,244,678,864
Net assets consist of:
Capital paid-in		$1,003,992,907
Accumulated net realized losses on investments		(1,784,009)
Net unrealized appreciation on investments		242,469,966
Net Assets		$1,244,678,864
Shares of beneﬁcial interest outstanding, no par value		37,840,449
Net asset value per share*		$32.89

*   Shares of the Fund are sold and redeemed at net asset value ($1,244,678,864/37,840,449).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2014

Investment Income
Income:
Dividends	$ 21,175,362

Expenses:
Management fees	9,393,550
Trustees’ fees	113,179
Accounting, administration and compliance expenses	476,015
Custodian fees and expenses	156,576
Transfer agent fees	472,231
Audit and tax services	46,875
Legal	117,322
Printing	91,141
Registration fees	29,187
Line of credit commitment fee	21,292
Miscellaneous expenses	9,726
10,927,094
Net investment income	10,248,268

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	162,433,291
Net change in unrealized appreciation on investments	63,698,299
Net realized and unrealized gains on investments	226,131,590

Change in Net Assets from Operations	$236,379,858

See accompanying notes to financial statements.

6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
From Operations
Net investment income	$ 10,248,268	$ 9,725,467
Net realized gains on investments	162,433,291	129,468,982
Net change in unrealized appreciation (depreciation) on investments	63,698,299	(17,295,024)
Change in net assets from operations	236,379,858	121,899,425

From Distributions to Shareholders
Net investment income	(8,498,818)	(11,401,902)
Net short-term realized capital gains on investments	(31,249,069)	—
Net long-term realized capital gains on investments	(116,116,757)	(45,832,972)
	(155,864,644)	(57,234,874)

From Capital Share Transactions
Proceeds from sale of shares	34,718,134	43,839,253
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	6,988,462	9,109,026
Distributions from net short-term realized capital gains on investments	26,199,826	—
Distributions from net long-term realized capital gains on investments	97,355,407	38,080,079
	165,261,829	91,028,358
Cost of shares redeemed	(175,596,162)	(398,802,599)
Change in net assets derived from capital share transactions	(10,334,333)	(307,774,241)
Total change in net assets	70,180,881	(243,109,690)

Net Assets
Beginning of period	1,174,497,983	1,417,607,673
End of period	$1,244,678,864	$1,174,497,983

Number of Shares of the Fund:
Issued from sale of shares	1,057,274	1,424,895
Issued in connection with reinvestment of:
Dividends from net investment income	208,927	290,735
Distributions from net short-term realized capital gains on investments	796,589	—
Distributions from net long-term realized capital gains on investments	2,960,030	1,237,974
	5,022,820	2,953,604
Redeemed	(5,362,309)	(13,039,037)
Net change	(339,489)	(10,085,433)

See accompanying notes to financial statements.

7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2014	2013	2012	2011		2010
For a share of the Fund outstanding
throughout each period:
Net asset value at beginning of period	$ 30.76	$ 29.37	$ 26.81	$ 26.79		$ 20.88
Net investment income (a)	0.28	0.23	0.30	0.25		0.22
Net realized and unrealized gains on
investments	6.41	2.68	2.53	0.04	(b)	5.93
Total from investment operations	6.69	2.91	2.83	0.29		6.15

Dividends from net investment income	(0.24)	(0.28)	(0.27)	(0.27)		(0.24)
Distribution from net short-term realized gains	(0.92)	—	—	—		—
Distribution from net long-term realized gains	(3.40)	(1.24)	—	—		—
Total distributions	(4.56)	(1.52)	(0.27)	(0.27)		(0.24)

Net increase in net asset value	2.13	1.39	2.56	0.02		5.91
Net asset value at end of period	$ 32.89	$ 30.76	$ 29.37	$ 26.81		$ 26.79

Total return (%)	21.8	9.9	10.6	1.0		29.5

Ratios:
Operating expenses to average net assets (%)	0.92	0.92	0.89	0.88		0.89
Net investment income to average net
assets (%)	0.86	0.75	1.01	0.91		0.93
Portfolio turnover (%)	135	146	101	69		133
Net assets at end of period (in thousands) ($)	1,244,679	1,174,498	1,417,608	1,516,681		1,639,504

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of investments in the Fund.

See accompanying notes to financial statements.

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2014

1.      Organization — CGM Realty Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

2.      Significant accounting policies — Management has evaluated the events and transactions from December 31, 2014 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Investments in Securities-Assets

Common Stocks*	$ 1,234,998,910	$ —	$ —

Debt Securities
Repurchase Agreement	—	33,330,000	—
Total	$ 1,234,998,910	$33,330,000	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary	Long-term	Appreciation/
Income	Capital Gains	(Depreciation)
$ —	$ —	$240,685,959

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2014 was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Identified Cost	Appreciation	Depreciation	Appreciation
$1,027,642,951	$242,978,673	$(2,292,714)	$240,685,959

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2014 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2014 and 2013 were as follows:

	Ordinary	Long-term	Tax Return
Year	Income	Capital Gains	of Capital	Total
2014	$39,116,788	$116,747,856	—	$155,864,644
2013	$11,401,902	$ 45,832,972	—	$ 57,234,874

E.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

G.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2014, the Fund had an investment in a repurchase agreement with a gross value of $33,330,000 on the Statement of Assets and Liabilities which was not offset. The value of the related collateral consisting of cash and/or securities of $33,996,881 exceeded the value of the repurchase agreement at December 31, 2014 by $666,881.

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.      Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

4.      Purchases and sales of securities — For the period ended December 31, 2014 purchases and sales of securities other than short-term investments aggregated $1,601,446,804 and $1,750,903,769, respectively.

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

5.      Fees and expenses

A.

Management fees — During the period ended December 31, 2014, the Fund incurred management fees of $9,393,550, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $476,015 for the period ended December 31, 2014 are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance and other services to the Fund, including $342,035 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2014, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.      Line of credit — The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.105% per annum on the unused portion of the line of credit, payable quarterly through June 10, 2015. There were no borrowings under the line of credit during the period ended December 31, 2014.

14

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the CGM Realty Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments in securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the CGM Realty Fund (the “Fund”) at
December 31, 2014 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2015

15

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2014 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website,
www.sec.gov or by calling 800-345-4048.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2014

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund hereby designates $118,547,240 as capital gain dividend for the taxable year ended December 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

For taxable non-corporate shareholders, 7.6% of the 2014 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.

For corporate shareholders, 7.7% of the 2014 ordinary dividend qualifies for the dividends-received deduction.

16

CGM REALTY FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2014 to December 31, 2014.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/14	12/31/14	07/01/14 – 12/31/14
Actual	$1,000.00	$1,110.30	$4.87
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.59	$4.67

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

17

CGM REALTY FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 74		Controlling owner of Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM;	3
age 82		Non-voting owner of Kenbob, Inc.
		(general partner of CGM)

Leslie A. Lake*	Trustee since 2013	Vice President and Secretary of CGM	3
age 69		Trust (since 1992); Employee – Office
		Administrator, CGM

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 74		Secrest & Emery LLP (law firm); formerly
		Executive Vice President and Chief
		Operating Officer, The Glenmede Trust
		Company (from 1990 to 1993); formerly
		Senior Vice President, J.P. Morgan Chase
		Bank (from 1981 to 1990); formerly Trustee, TT
		International U.S.A. Master and Feeder
		Trusts (four mutual funds) (from 2000 to 2005)

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 65		LLC (since 2003); formerly Vice President
		and Chief Operating Officer, Fixed Income
		Management, Loomis, Sayles & Company, L.P.
		(from 1999 to 2002); formerly Director, Loomis,
		Sayles & Company, L.P. (from 1993 to 2001)

18

CGM REALTY FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief Investment	3
age 66		Officer (since 2008), Director (since 2006),
		Managing Partner (2006 to 2008), Stratton
		Management Company (investment
		management); formerly Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 68

Officers
Ken Heebner*	Vice President since	Co-founder and Employee, CGM;	3
age 74	1990	Controlling owner of Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since 1990	Co-founder and Employee, CGM;	3
age 82		Non-voting owner of Kenbob, Inc.
		(general partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal Counsel, CGM	3
age 45	Officer since 2004

Kathleen S. Haughton*	Vice President since	Employee – Investor Services Division,	3
age 54	1992 and Anti-	CGM
Address:	Money Laundering
38 Newbury St., 8th Fl.,	Compliance Officer
Boston, MA 02116	since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 51	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 69	Secretary since 1992

Martha I. Maguire*	Vice President since	Employee – Funds Marketing, CGM	3
age 59	1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 35	President since 2011

Kevin Ure*	Vice President since	Employee – Accounts Admin,	3
age 43	2013	Operations, CGM

Tony Figueiredo*	Vice President since	Employee – Investor Services Division,	3
age 54	2013	CGM
Address:
38 Newbury St., 8th Fl.,
Boston, MA 02116

Deidra Hewardt*	Assistant Treasurer	Employee – CGM	3
age 42	since 2014
Address:
38 Newbury St., 8th Fl.,
Boston, MA 02116

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures and Status

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the

Fund and is not authorized for distribution to current or

prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR14

Printed in U.S.A.

CGM

Focus Fund

18th Annual Report

December 31, 2014

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund increased 3.7% during the fourth quarter of 2014 compared to the Standard and Poor’s 500 Index which grew 4.9% over the same period. For the twelve months ended December 31, 2014, CGM Focus Fund grew 1.4% while the S&P 500 Index returned 13.7%.

The Year in Review and Economic Outlook

After a strong finish to 2013, the economy entered the new year tentatively with some weakening of vital measures. Notable among them was the Institute of Supply Management’s (ISM) manufacturing index which fell 5.2 points in January 2014 to 51.3, the largest one month decline in the index since May 2011. New orders for durable goods also declined in January and a two month spate of severe weather over much of the country contributed to a 2.9% decline in Gross Domestic Product (GDP) in the first quarter of the year. Fortunately the meteorological situation improved by March nudging the economic recovery back on track and boosting the Conference Board’s consumer confidence index from 78.3 in February to 82.3 in March.

Economic news continued to improve in the second quarter of the year with employment numbers jumping from 192,000 new hires in March to 288,000 in April and 217,000 in May. Recessionary fears that surfaced at the beginning of the year were laid to rest and in May, existing home sales rose by 4.9% while sales of new homes jumped 18.6%. Auto sales roared ahead in May at an annual rate of 16.7 million, the highest since February of 2007. In spite of geopolitical uncertainty in the Middle East and conflict in the Ukraine which drove the price of West Texas Crude Oil up over $107 a barrel, the S&P 500 Index celebrated the strengthening economy and climbed 5.2% from April 1 through June 30, 2014.

The business climate continued to improve in the third quarter of the year, particularly on the employment front and in the housing market. Housing starts rose 15.7% in July and single family home sales rose 8.3% from June. Economic recovery continued to outweigh adverse political events in Russia, the Ukraine, Syria, Iraq and Israel and the stock market, as measured by the S&P 500 Index, posted a gain of 3.8% in August, the largest monthly gain since 2000. Third quarter real GDP (released later in the year) was a whopping 5% which more than offset the weak first quarter of the year.

Auto sales and employment numbers continued to climb in the fourth quarter and in November, U.S. manufacturing output rose 1.1% to a new all-time high, handily surpassing its pre-recession peak reached in December 2007. The major story leading into the end of the year, however, was the dramatic drop in the price of oil. On June 20, oil was $107.52 per barrel. By year end, the price was more than halved to $53.46. There seem to be a number of factors responsible for this decline, though we believe the economic slowdown in China as well as in Europe combined with increased domestic supply are large contributors. The net effect of lower gasoline and heating oil prices is extra cash to spend in American consumer pockets. Oil companies and allied businesses are expected, of necessity, to reduce capital spending, but we believe the consumer benefit will outweigh the business cutbacks.

The uncertainty surrounding the price of oil and the effects of its precipitous decline may encourage investors, particularly foreign investors, to purchase U.S. Treasury bonds in a “flight to safety” which tends to drive bond yields down. The yield on the ten-year Treasury bond was 3.03% at the beginning of 2014, declined to 2.53% in June, dropped to 2.07% earlier in December and closed the year at 2.17%. The Federal Reserve Board met in mid-December and acknowledged the improving economy over the past year, but promised patience in raising interest rates—a message that sparked a rally in the equity market to end the year.

CGM FOCUS FUND

Portfolio Strategy

CGM Focus Fund was fully invested throughout 2014 in anticipation of accelerating growth in the U.S. economy and maintained a major short position in U.S. Treasury securities in expectation of rising domestic interest rates. While the U.S. economy strengthened during 2014, it was at a slower pace than we projected. Additionally, concerns about Russia’s finances, the fragile European economy, a possible slowdown in China and, as mentioned earlier, markedly lower oil prices, generated unexpected demand for U.S. Treasuries which, in turn, propelled long term U.S. interest rates lower. The resulting losses in our U.S. government bond short position offset most of the gain we realized in our stock portfolio.

Homebuilding stocks (housing and building materials), the largest concentration in the portfolio, performed well in response to strong corporate earnings growth, but appreciated less than market averages, reflecting a slower-than-normal cyclical recovery in the home construction industry.

The Fund realized significant gains in retailing, semiconductor, airline and biotechnology companies and a large loss in the direct marketing industry.

In addition to its major position in housing and building materials, CGM Focus Fund had large investments in money center banks, and vehicle assembly companies on December 31, 2014. The Fund’s three largest long holdings were Lennar Corporation (housing and building materials) Morgan Stanley (money center bank) and Citigroup Inc. (money center bank). At the end of 2014, approximately 39.5% of the CGM Focus Fund portfolio was invested in U.S. Treasury bonds sold short.

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2015

Comparison of the change in value of a $10,000 investment in CGM Focus Fund and the S&P 500 Index

(assuming reinvestment of dividends and capital gains)

$30,000
20,000
10,000
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
$20,939
$20,366

Average Annual Total Returns through 12/31/14

	1 Year	5 Year	10 Year
CGM Focus Fund	1.4%	6.6%	7.4%
S&P 500 Index	13.7%	15.4%	7.7%

Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM FOCUS FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Returns for Periods Ended

December 31, 2014

CGM Focus Fund
10 Years	+ 103.7%
5 Years	+ 37.4
1 Year	+ 1.4
3 Months	+ 3.7

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2014

COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	24.9%
Banks – Money Center	20.2
Vehicle Assembly	14.7
Electronic Components	9.9
Airlines	9.4
Leisure	7.6
Retail	6.1
Peripherals	4.8
Financial Services - Miscellaneous	4.0
Auto Parts	1.9
BONDS SOLD SHORT
United States Treasury Bonds	(39.5)

SCHEDULE OF INVESTMENTS as of December 31, 2014

COMMON STOCKS – 103.5% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines – 9.4%
American Airlines Group Inc.	1,320,000	$ 70,791,600
United Continental Holdings, Inc. (b)	810,000	54,180,900
		124,972,500

Auto Parts – 1.9%
Magna International Inc.	230,000	24,998,700

Banks - Money Center – 20.2%
Bank of America Corporation (c)	4,350,000	77,821,500
Citigroup Inc. (c)	1,680,000	90,904,800
Morgan Stanley (c)	2,550,000	98,940,000
		267,666,300

Electronic Components – 9.9%
Avago Technologies Limited	300,000	30,177,000
Micron Technology, Inc. (b)	1,030,000	36,060,300
Skyworks Solutions, Inc.	905,000	65,802,550
		132,039,850

Financial Services - Miscellaneous – 4.0%
The Charles Schwab Corporation	1,770,000	53,436,300

Housing and Building Materials – 24.9%
D.R. Horton, Inc.	3,492,900	88,335,441
Lennar Corporation (c)	3,400,000	152,354,000
Toll Brothers, Inc. (b)(c)	2,610,000	89,444,700
		330,134,141

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2014 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)

Leisure – 7.6%
Polaris Industries Inc. (c)	490,000	$ 74,107,600
Royal Caribbean Cruises Ltd.	320,000	26,377,600
		100,485,200

Peripherals – 4.8%
Western Digital Corporation	570,000	63,099,000

Retail – 6.1%
Signet Jewelers Limited (c)	620,000	81,573,400

Vehicle Assembly – 14.7%
Fiat Chrysler Automobiles N.V. (b)	5,790,000	67,048,200
Ford Motor Company	4,575,000	70,912,500
General Motors Company	1,630,000	56,903,300
		194,864,000

TOTAL COMMON STOCKS (Identified cost $1,222,017,661)		1,373,269,391

SHORT-TERM INVESTMENT – 1.9% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/31/2014 at 0.00% to be repurchased at $25,735,000 on 01/02/2015 collateralized by $26,820,000 US Treasury Note, 1.625%
due 08/15/2022 valued at $26,250,075 including interest.
(Cost $25,735,000)	$ 25,735,000	25,735,000

TOTAL INVESTMENTS — 105.4% (Identiﬁed cost $1,247,752,661)		1,399,004,391
Cash and receivables		495,075,613
Liabilities		(567,102,035)
TOTAL NET ASSETS — 100.0%		$1,326,977,969

SECURITIES SOLD SHORT

BONDS – 39.5% OF TOTAL NET ASSETS
United States Treasury – 39.5%	Face Amount	Value(a)
United States Treasury Bonds, 2.750%, 08/15/2042	$270,000,000	$ 270,000,000
United States Treasury Bonds, 3.125%, 02/15/2042	100,000,000	107,679,700
United States Treasury Bonds, 3.125%, 02/15/2043	80,000,000	85,918,720
United States Treasury Bonds, 3.750%, 11/15/2043	50,000,000	60,121,100
TOTAL BONDS (Proceeds $483,548,351)		523,719,520

TOTAL SECURITIES SOLD SHORT — 39.5%		$ 523,719,520

(a)	See note 2A.
(b)	Non-income producing security.
(c)	A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

Assets
Investments at value (Identified cost $1,247,752,661)		$ 1,399,004,391
Cash		3,827
Deposits with brokers for short sales		453,690,395
Receivable for:
Securities sold	$40,692,341
Shares of the Fund sold	311,050
Dividends and interest	378,000	41,381,391
Total assets		1,894,080,004
Liabilities
Securities sold short at current market value (Proceeds $483,548,351)		523,719,520
Payable for:
Securities purchased	33,918,238
Shares of the Fund redeemed	2,866,901
Interest payable	5,178,296	41,963,435
Accrued expenses:
Management fees	1,085,494
Trustees’ fees	34,965
Accounting, administration and compliance expenses	53,790
Transfer agent fees	121,105
Other expenses	123,726	1,419,080
Total liabilities		567,102,035
Net Assets		$1,326,977,969
Net assets consist of:
Capital paid-in		$3,685,671,445
Accumulated net realized losses on investments		(2,469,774,037)
Net unrealized appreciation (depreciation) on investments
Long positions		151,251,730
Short positions		(40,171,169)
Net Assets		$1,326,977,969
Shares of beneﬁcial interest outstanding, no par value		32,459,678
Net asset value per share*		$40.88

*   Shares of the Fund are sold and redeemed at net asset value ($1,326,977,969 ÷ 32,459,678).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2014

Investment Income
Income:
Dividends (net of withholding tax of $93,480)	$ 9,424,387

Expenses:
Management fees	13,873,077
Trustees’ fees	139,950
Accounting, administration and compliance expenses	645,485
Custodian fees and expenses	180,765
Transfer agent fees	798,270
Audit and tax services	46,875
Legal	145,184
Printing	147,933
Registration fees	26,274
Line of credit commitment fee	45,978
Interest expense on short sales	16,863,354
Miscellaneous expenses	10,307
32,923,452
Net investment loss	(23,499,065)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains (losses) on investments:
Long transactions	211,787,358
Short transactions	(3,695,795)
208,091,563
Net change in unrealized depreciation on investments:
Long transactions	(70,376,601)
Short transactions	(101,763,976)
(172,140,577)

Net change in realized and unrealized gains on investments	35,950,986
Change in Net Assets from Operations	$ 12,451,921

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
From Operations
Net investment loss	$ (23,499,065)	$ (17,566,596)
Net realized gains on investments	208,091,563	338,639,417
Net change in unrealized appreciation (depreciation) on investments	(172,140,577)	171,139,242
Change in net assets from operations	12,451,921	492,212,063

From Capital Share Transactions
Proceeds from sale of shares	22,470,675	70,168,380
Cost of shares redeemed	(350,077,235)	(361,844,106)
Change in net assets derived from capital share transactions	(327,606,560)	(291,675,726)
Total change in net assets	(315,154,639)	200,536,337

Net Assets
Beginning of period	1,642,132,608	1,441,596,271
End of period	$1,326,977,969	$1,642,132,608

Number of Shares of the Fund:
Issued from sale of shares	568,953	2,023,667
Redeemed	(8,843,763)	(10,491,167)
Net change	(8,274,810)	(8,467,500)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2014		2013		2012	2011	2010

For a share of the Fund outstanding
throughout each period:
Net asset value at beginning of period	$ 40.31		$ 29.30		$ 25.65	$ 34.80	$ 29.75
Net investment loss (a)(b)	(0.64)		(0.40)		(0.10)	(0.05)	(0.11)
Net realized and unrealized gains (losses) on
investments	1.21		11.41		3.75	(9.10)	5.16
Total from investment operations	0.57		11.01		3.65	(9.15)	5.05

Net increase (decrease) in net asset value	0.57		11.01		3.65	(9.15)	5.05
Net asset value at end of period	$ 40.88		$ 40.31		$ 29.30	$ 25.65	$ 34.80

Total return (%)	1.4		37.6		14.2	(26.3)	17.0

Ratios:
Operating expenses to average net assets (%)	1.10		1.09		1.10	1.05	1.03
Dividends and interest on short positions to
average net assets (%)	1.16		0.91		0.24	—	—
Total expenses to average net assets (%)	2.26		2.00		1.34	1.05	1.03

Net investment loss to average net
assets (%)	(1.61)		(1.13)		(0.37)	(0.15)	(0.36)
Portfolio turnover (%)	266	(c)	291	(c)	360	496	363
Net assets at end of period (in thousands) ($)	1,326,978		1,642,133		1,441,596	1,718,500	3,262,455

(a)	Net investment loss per share excluding all related short sale income and expenses ($)	(0.18)	(0.08)	(0.04)	(0.05)	(0.11)
(b)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(c)	Includes short sale bond transactions.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2014

1.       Organization — CGM Focus Fund (the “Fund”) is a non-diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.

2.       Significant accounting policies — Management has evaluated the events and transactions from December 31, 2014 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Investments in Securities-Assets
Common Stocks*	$1,373,269,391	$ —	$ —
Debt Securities
Repurchase Agreement	—	25,735,000	—
Total	$1,373,269,391	$ 25,735,000	$ —

Investments in Securities-Liabilities
Debt Securities
United States Treasury Bonds	$ —	$523,719,520	$ —
Total	$ —	$523,719,520	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary	Long-term	Appreciation/
Income	Capital Gains	(Depreciation)
$ —	$ —	$141,897,571

The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2014 was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Identified Cost	Appreciation	Depreciation	Appreciation
$1,257,106,820	$149,126,129	$(7,228,558)	$141,897,571

For the year ended December 31, 2014, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss	Capital Loss	Remaining
	Carryovers	Carryovers	Capital Loss	Expires
	Utilized	Expired	Carryovers	December 31,
	$210,280,986	$ —	$ 888,260,104	2016
	—	—	1,572,159,776	2017
Total	$210,280,986	$ —	$2,460,419,880

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2014 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at December 31, 2014 was $447,578,600 and the value of cash held in a segregated account, a portion of which may have been restricted at December 31, 2014, was $453,690,395.

F.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

H.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2014, the Fund had an investment in a repurchase agreement with a gross value of $25,735,000 on the Statement of Assets and Liabilities which was not offset. The value of the related collateral consisting of cash and/or securities of $26,250,075 exceeded the value of the repurchase agreement at December 31, 2014 by $515,075.

I.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.       Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry or sector of the economy and may invest in fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

4.       Purchases and sales of securities — For the period ended December 31, 2014, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $5,162,967,310 and $5,527,861,403 respectively.

5.       Fees and expenses

A.

Management fees — During the period ended December 31, 2014, the Fund incurred management fees of $13,873,077, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund’s average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $645,485, for the period ended December 31, 2014, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $451,826 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2014, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.       Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly, through October 9, 2015. There were no borrowings under the line of credit during the period ended December 31, 2014.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the CGM Focus Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments in securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the CGM Focus Fund (the “Fund”) at
December 31, 2014 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2015

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2014 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website,
www.sec.gov or by calling 800-345-4048.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2014

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund did not make any distributions in 2014.

CGM FOCUS FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2014 to December 31, 2014.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/14	12/31/14	07/01/14 – 12/31/14
Actual	$1,000.00	$1,017.67	$11.81
Hypothetical
(5% return before expenses)	$1,000.00	$1,013.50	$11.78

*

Expenses are equal to the Fund’s annualized expense ratio of 2.32%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CGM FOCUS FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees
Ken Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 74		Controlling owner of Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM;	3
age 82		Non-voting owner of Kenbob, Inc.
		(general partner of CGM)

Leslie A. Lake*	Trustee since 2013	Vice President and Secretary of CGM	3
age 69		Trust (since 1992); Employee – Office
		Administrator, CGM

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 74		Secrest & Emery LLP (law firm); formerly
		Executive Vice President and Chief
		Operating Officer, The Glenmede Trust
		Company (from 1990 to 1993); formerly
		Senior Vice President, J.P. Morgan Chase
		Bank (from 1981 to 1990); formerly Trustee, TT
		International U.S.A. Master and Feeder
		Trusts (four mutual funds) (from 2000 to 2005)

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 65		LLC (since 2003); formerly Vice President
		and Chief Operating Officer, Fixed Income
		Management, Loomis, Sayles & Company, L.P.
		(from 1999 to 2002); formerly Director, Loomis,
		Sayles & Company, L.P. (from 1993 to 2001)

CGM FOCUS FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief Investment	3
age 66		Officer (since 2008), Director (since 2006),
		Managing Partner (2006 to 2008), Stratton
		Management Company (investment
		management); formerly Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 68

Officers
Ken Heebner*	Vice President since	Co-founder and Employee, CGM;	3
age 74	1990	Controlling owner of Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since 1990	Co-founder and Employee, CGM;	3
age 82		Non-voting owner of Kenbob, Inc.
		(general partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal Counsel, CGM	3
age 45	Officer since 2004

Kathleen S. Haughton*	Vice President since	Employee – Investor Services Division, CGM	3
age 54	1992 and Anti-
Address:	Money Laundering
38 Newbury St., 8th Fl.,	Compliance Officer
Boston, MA 02116	since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 51	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 69	Secretary since 1992

Martha I. Maguire*	Vice President since	Employee – Funds Marketing, CGM	3
age 59	1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 35	President since 2011

Kevin Ure*	Vice President	Employee – Accounts Admin, Operations,	3
age 43	since 2013	CGM

Tony Figueiredo*	Vice President	Employee – Investor Services Division, CGM	3
age 54	since 2013
Address:
38 Newbury St., 8th Fl.,
Boston, MA 02116

Deidra Hewardt*	Assistant Treasurer	Employee – CGM	3
age 42	since 2014
Address:
38 Newbury St., 8th Fl.,
Boston, MA 02116

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures and Status

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the

Fund and is not authorized for distribution to current or

prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR14

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as exhibit EX99_CODE. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2014. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2014.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2013 - $119,355 and 2014 - $122,925.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following: 2013 - $0 and 2014 - $0.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2013 - $17,100 and 2014 - $17,700. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2013 - $0 and 2014 - $0.

(e)(1)

The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust. The Trustees Committee generally reviews each necessary pre-approval on a case by case basis. However, the Trustees Committee has authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500 for services relating to the audit of the Funds for the fiscal year ended December 31, 2014, the close-out of the 2014 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

    (2)

0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2013 - $17,100 and 2014 – $17,700.

(h)

There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2014, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX99_CODE.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not Applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: February 18, 2015

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: February 18, 2015